Share-Based Payments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payments
Share-based payment liabilities, current	€ 1,130	€ 714
Other non-financial liabilities, current	€ 4,818	€ 4,120
Share-based payment liabilities as % of B/S other non-financial liabilities, current	23.00%	17.00%
Share-based payment liabilities, non-current	€ 605	€ 316
Other non-financial liabilities, non-current	€ 814	€ 501
Share-based payment liabilities as % of B/S other non-financial liabilities, non-current	74.00%	63.00%
Share-based payment liabilities	€ 1,735	€ 1,030
Other non-financial liabilities	€ 5,632	€ 4,622
Share-based payment liabilities as % of B/S other non-financial liabilities	31.00%	22.00%
Derivatives - Call options for share-based payments, current	€ 95	€ 68
Other financial assets, current	€ 297	€ 448
Derivatives - Call options for share-based payments as % of other financial assets, current	32.00%	15.00%
Derivatives - Call options for share-based payments, non-current	€ 0	€ 0
Other financial assets, non-current	€ 2,336	€ 1,536
Derivatives - Call options for share-based payments as % of other financial assets, non-current	0.00%	0.00%
Derivatives - Call options for share-based payments	€ 95	€ 68
Other financial assets	€ 2,633	€ 1,984
Derivatives - Call options for share-based payments as % of other financial assets	4.00%	3.00%